SCHEDULE OF BANK BORROWINGS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Short-Term Debt [Line Items]
Revolving loan	$ 17,686	$ 19,175
Total	18,927	22,278
Term Loans [Member]
Short-Term Debt [Line Items]
Bank borrowings, long term	$ 3,173	4,465
Term Loans [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Term of repayments	2 years
Annual interest rate	2.00%
Term Loans [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Term of repayments	10 years
Annual interest rate	3.75%
Overdraft [Member]
Short-Term Debt [Line Items]
Annual interest rate	4.0739%
Revolving loan	$ 114	12
Term of repayments	Within 12 months
Trust Receipts [Member]
Short-Term Debt [Line Items]
Revolving loan	$ 14,938	17,137
Term of repayments	Within 12 months
Trust Receipts [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Annual interest rate	1.65%
Trust Receipts [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Annual interest rate	7.25%
Revolving Loan [Member]
Short-Term Debt [Line Items]
Annual interest rate	2.50%
Revolving loan	$ 702	$ 664
Term of repayments	Within 12 months